Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 14, 2021 $ / shares	Jul. 20, 2021 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)[2]	Value of Initial Fixed $100 Investment Based On:		Net Income ($B)	ROTCE[4] (%)
					Company TSR[3] ($)	Peer Group TSR[3] ($)
2025	$40,632,724	$246,827,058	$25,569,609	$74,899,476	$289.18	$203.21	$57.0	20%
2024	37,683,462	226,833,211	24,383,634	80,891,387	210.58	176.67	58.5	22%
2023	35,960,259	104,594,286	21,481,873	41,047,384	145.96	135.32	49.6	21%
2022	35,610,013	38,222,111	19,230,223	17,207,207	111.64	120.66	37.7	18%
2021	85,159,860	131,255,455	23,472,201	35,685,622	127.73	134.87	48.3	23%

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote	NEOs included in the above table are comprised of the following individuals. In accordance with SEC rules, only the Firm’s CEO, CFO and the other NEOs as required pursuant to Item 402 of Regulation S-K from each year's SCT have been included.

Year	PEO	Non-PEO NEOs
2025	James Dimon	Mary Callahan Erdoes, Troy Rohrbaugh, Douglas Petno, Jeremy Barnum, Daniel Pinto
2024	James Dimon	Daniel Pinto, Mary Callahan Erdoes, Troy Rohrbaugh, Jeremy Barnum
2023	James Dimon	Daniel Pinto, Mary Callahan Erdoes, Marianne Lake, Jeremy Barnum
2022	James Dimon	Daniel Pinto, Mary Callahan Erdoes, Marianne Lake, Jeremy Barnum
2021	James Dimon	Daniel Pinto, Gordon Smith, Mary Callahan Erdoes, Jennifer Piepszak, Jeremy Barnum

Peer Group Issuers, Footnote	The TSR value listed in each year reflects what the cumulative value of $100 would be, including dividend reinvestment, if invested on December 31, 2020. For the purposes of this disclosure, “peer group” is defined as the S&P Financials Index, as reflected in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 40,632,724	$ 37,683,462	$ 35,960,259	$ 35,610,013	$ 85,159,860
PEO Actually Paid Compensation Amount	$ 246,827,058	226,833,211	104,594,286	38,222,111	131,255,455
Adjustment To PEO Compensation, Footnote	The following table details the adjustments that were made to SCT values to determine CAP, as presented in the above table. For the CAP portions that are calculated based on the average of the high and low JPM stock price at the end of the reporting year, the following prices were used: 2025 $323.46; 2024 $240.24; 2023 $170.16; 2022 $133.39; 2021 $158.63. There are no U.S. GAAP pension service costs as pension plans are frozen, and there are no changes in defined benefit plan projected benefit obligations attributable to a plan amendment. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Firm’s financial statements. All amounts shown for non-PEO NEOs are averages.

Year	Executive	SCT Total	Less: value of stock awards at grant date fair value	Less: value of option awards at grant date fair value	Less: actuarial present value of defined benefit plan benefits	Plus: year-end fair value of unvested equity awards granted in reporting year[5,6]	Change in fair value of unvested equity awards granted in prior years[5,6]	Change in fair value of equity awards granted in prior years that vested in reporting year[5,6]	Plus: total fair value of dividends paid or reinvested	Total Adjustments[7]	Executive CAP
2025	PEO	$40,632,724	$(32,500,000)	$—	$(44,872)	$60,214,040	$169,157,206	$2,601,673	$6,766,288	$206,194,334	$246,827,058
	Non-PEO NEOs	$25,569,609	$(15,299,000)	$—	$(19,135)	$25,164,994	$36,468,792	$622,622	$2,391,594	$49,329,867	$74,899,476
2024	PEO	$37,683,462	$(29,500,000)	$—	$(50,826)	$63,963,650	$140,746,282	$6,863,985	$7,126,657	$189,149,749	$226,833,211
	Non-PEO NEOs	$24,383,634	$(15,287,500)	$—	$(8,723)	$29,745,988	$38,405,558	$1,579,866	$2,072,565	$56,507,754	$80,891,387
2023	PEO	$35,960,259	$(28,000,000)	$—	$(40,185)	$33,939,433	$60,604,871	$(2,453,960)	$4,583,868	$68,634,027	$104,594,286
	Non-PEO NEOs	$21,481,873	$(13,412,500)	$—	$(11,360)	$16,257,725	$15,976,583	$(222,653)	$977,716	$19,565,511	$41,047,384
2022	PEO	$35,610,013	$(28,000,000)	$—	$(29,877)	$24,384,912	$8,917,510	$(6,080,841)	$3,420,395	$2,612,098	$38,222,111
	Non-PEO NEOs	$19,230,223	$(11,581,951)	$—	$—	$10,868,710	$(1,458,095)	$(503,796)	$652,116	$(2,023,015)	$17,207,207
2021	PEO	$85,159,860	$(25,000,000)	$(52,620,000)	$(25,486)	$88,199,019	$22,942,541	$7,706,801	$4,892,720	$46,095,595	$131,255,455
	Non-PEO NEOs	$23,472,201	$(10,131,942)	$(5,572,500)	$(206)	$17,813,787	$7,748,310	$1,451,083	$904,889	$12,213,421	$35,685,622

Non-PEO NEO Average Total Compensation Amount	$ 25,569,609	24,383,634	21,481,873	19,230,223	23,472,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 74,899,476	80,891,387	41,047,384	17,207,207	35,685,622
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustments that were made to SCT values to determine CAP, as presented in the above table. For the CAP portions that are calculated based on the average of the high and low JPM stock price at the end of the reporting year, the following prices were used: 2025 $323.46; 2024 $240.24; 2023 $170.16; 2022 $133.39; 2021 $158.63. There are no U.S. GAAP pension service costs as pension plans are frozen, and there are no changes in defined benefit plan projected benefit obligations attributable to a plan amendment. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Firm’s financial statements. All amounts shown for non-PEO NEOs are averages.

Year	Executive	SCT Total	Less: value of stock awards at grant date fair value	Less: value of option awards at grant date fair value	Less: actuarial present value of defined benefit plan benefits	Plus: year-end fair value of unvested equity awards granted in reporting year[5,6]	Change in fair value of unvested equity awards granted in prior years[5,6]	Change in fair value of equity awards granted in prior years that vested in reporting year[5,6]	Plus: total fair value of dividends paid or reinvested	Total Adjustments[7]	Executive CAP
2025	PEO	$40,632,724	$(32,500,000)	$—	$(44,872)	$60,214,040	$169,157,206	$2,601,673	$6,766,288	$206,194,334	$246,827,058
	Non-PEO NEOs	$25,569,609	$(15,299,000)	$—	$(19,135)	$25,164,994	$36,468,792	$622,622	$2,391,594	$49,329,867	$74,899,476
2024	PEO	$37,683,462	$(29,500,000)	$—	$(50,826)	$63,963,650	$140,746,282	$6,863,985	$7,126,657	$189,149,749	$226,833,211
	Non-PEO NEOs	$24,383,634	$(15,287,500)	$—	$(8,723)	$29,745,988	$38,405,558	$1,579,866	$2,072,565	$56,507,754	$80,891,387
2023	PEO	$35,960,259	$(28,000,000)	$—	$(40,185)	$33,939,433	$60,604,871	$(2,453,960)	$4,583,868	$68,634,027	$104,594,286
	Non-PEO NEOs	$21,481,873	$(13,412,500)	$—	$(11,360)	$16,257,725	$15,976,583	$(222,653)	$977,716	$19,565,511	$41,047,384
2022	PEO	$35,610,013	$(28,000,000)	$—	$(29,877)	$24,384,912	$8,917,510	$(6,080,841)	$3,420,395	$2,612,098	$38,222,111
	Non-PEO NEOs	$19,230,223	$(11,581,951)	$—	$—	$10,868,710	$(1,458,095)	$(503,796)	$652,116	$(2,023,015)	$17,207,207
2021	PEO	$85,159,860	$(25,000,000)	$(52,620,000)	$(25,486)	$88,199,019	$22,942,541	$7,706,801	$4,892,720	$46,095,595	$131,255,455
	Non-PEO NEOs	$23,472,201	$(10,131,942)	$(5,572,500)	$(206)	$17,813,787	$7,748,310	$1,451,083	$904,889	$12,213,421	$35,685,622

Compensation Actually Paid vs. Total Shareholder Return
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the five covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group’s TSR, as presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the five covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)

Compensation Actually Paid vs. Company Selected Measure
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the five covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)

Total Shareholder Return Vs Peer Group
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the five covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group’s TSR, as presented in the Pay versus Performance table.

Tabular List, Table

Performance Measures
Managed revenue for the Firm and the lines of business
Pre-tax income (ex. LLR) for the Firm and some lines of business, and Pre-tax income for other lines of business
Net income for the Firm and the lines of business
ROTCE for the Firm and ROE for the lines of business

Total Shareholder Return Amount	$ 289.18	210.58	145.96	111.64	127.73
Peer Group Total Shareholder Return Amount	203.21	176.67	135.32	120.66	134.87
Net Income (Loss)	$ 57,000,000,000.0	$ 58,500,000,000	$ 49,600,000,000	$ 37,700,000,000	$ 48,300,000,000
Company Selected Measure Amount	0.20	0.22	0.21	0.18	0.23
PEO Name	James Dimon	James Dimon	James Dimon	James Dimon	James Dimon
Additional 402(v) Disclosure	Values of PSUs include an estimated payout percentage at the vesting date which is assessed at each reporting period, consistent with the Firm’s financial statements.There were no stock or option awards granted and vested in the same reporting year, and no stock or option awards granted in prior years failed to meet the applicable vesting conditions during any of the reporting years. No exercise prices of option awards have been amended or adjusted.
In 2022, both PEO CAP and non-PEO NEO average CAP decreased significantly from 2021, due to a decrease in the Firm’s stock price as of year-end 2022, consistent with the broader market decline. The largest impact of the change in the stock price was on Messrs. Dimon and Pinto’s outstanding one-time special SARs awards that were granted in July and December 2021, respectively, both of which were out of the money as of the end of 2022. In 2023, 2024 and 2025, the increases in both PEO CAP and non-PEO NEO average CAP were attributable to an increase in the Firm’s stock price as of year-end, which outperformed the S&P Financials Index as well as the broader market in general. Additionally, the PEO and non-PEO NEO average CAP were impacted by Messrs. Dimon and Pinto’s outstanding SARs awards, both of which were in the money as of the end of 2023, 2024 and 2025.
In summary, the Firm’s PEO CAP and non-PEO NEO average CAP reflect a general correlation with:
•The Firm’s stock price and TSR, primarily due to a significant majority of our NEOs’ compensation being in the form of long-term equity
•The Firm’s net income, which reflects our pay-for-performance compensation philosophy and practices
•The Firm’s ROTCE, which reflects the Firm's strong returns and fortress balance sheet
In addition, the Firm’s change in TSR over the past five years reflects a general correlation with that of the broader S&P Financials Index.

Equity Awards Adjustments, Footnote	In 2021, Messrs. Dimon and Pinto were granted special option awards in the form of SARs that were not part of their regular annual compensation and will not be awarded on a recurring basis. The special options were awarded at the fair value on the respective grant dates of each award. The respective fair values were determined using the Black-Scholes valuation model. The following table details the assumptions at the time of grant, and the equivalent values as of December 31, 2021, 2022, 2023, 2024 and 2025 for the valuation of outstanding SARs awarded to Messrs. Dimon and Pinto:

				Assumptions
Name	As of date	Award strike price	JPM stock price	Risk free interest rate	Expected annual dividend yield	Expected common stock price volatility	Remaining expected life in years
James Dimon	7/20/2021	$148.73	$148.73	1.23%	2.69%	27.49%	10
	12/31/2021	$148.73	$158.63	1.52%	2.58%	26.23%	10
	12/31/2022	$148.73	$133.39	3.88%	3.07%	29.02%	9
	12/31/2023	$148.73	$170.16	3.88%	2.53%	24.51%	8
	12/31/2024	$148.73	$240.24	4.48%	2.44%	29.35%	7
	12/31/2025	$148.73	$323.46	3.50%	1.96%	34.24%	6
Daniel Pinto	12/14/2021	$159.10	$159.10	1.44%	2.51%	25.76%	10
	12/31/2021	$159.10	$158.63	1.52%	2.54%	25.88%	10
	12/31/2022	$159.10	$133.39	3.88%	3.01%	28.53%	9
	12/31/2023	$159.10	$170.16	3.88%	2.48%	24.09%	8
	12/31/2024	$159.10	$240.24	4.48%	2.30%	28.77%	7
	12/31/2025	$159.10	$323.46	3.53%	1.90%	33.47%	6
	The Firm’s accounting for employee stock-based incentives is described in Note 9 to the Firm’s Consolidated Financial Statements in the 2025 Annual Report on pages 226 - 227.
Stock Price, Average Of High And Low | $ / shares	$ 323.46	$ 240.24	$ 170.16	$ 133.39	$ 158.63
Measure:: 1
Pay vs Performance Disclosure
Name	Managed revenue for the Firm and the lines of business
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax income (ex. LLR) for the Firm and some lines of business, and Pre-tax income for other lines of business
Measure:: 3
Pay vs Performance Disclosure
Name	Net income for the Firm and the lines of business
Measure:: 4
Pay vs Performance Disclosure
Name	ROTCE for the Firm and ROE for the lines of business
Non-GAAP Measure Description	ROTCE is a non-GAAP financial measure; refer to Note 1 on page 103 for a further discussion of this measure.
Dimon [Member]
Pay vs Performance Disclosure
Equity Award, Strike Price | $ / shares	$ 148.73	148.73	148.73	148.73	148.73		$ 148.73
Stock Price | $ / shares	$ 323.46	$ 240.24	$ 170.16	$ 133.39	$ 158.63		$ 148.73
Equity Award, Fair Value Assumptions, Risk Free Interest Rate	3.50%	4.48%	3.88%	3.88%	1.52%		1.23%
Equity Award, Fair Value Assumptions, Expected Dividend Yield	1.96%	2.44%	2.53%	3.07%	2.58%		2.69%
Equity Award, Fair Value Assumptions, Expected Common Stock Price Volatility	34.24%	29.35%	24.51%	29.02%	26.23%		27.49%
Equity Award, Fair Value Assumptions, Remaining Expected Life	6 years	7 years	8 years	9 years	10 years		10 years
Pinto [Member]
Pay vs Performance Disclosure
Equity Award, Strike Price | $ / shares	$ 159.10	$ 159.10	$ 159.10	$ 159.10	$ 159.10	$ 159.10
Stock Price | $ / shares	$ 323.46	$ 240.24	$ 170.16	$ 133.39	$ 158.63	$ 159.10
Equity Award, Fair Value Assumptions, Risk Free Interest Rate	3.53%	4.48%	3.88%	3.88%	1.52%	1.44%
Equity Award, Fair Value Assumptions, Expected Dividend Yield	1.90%	2.30%	2.48%	3.01%	2.54%	2.51%
Equity Award, Fair Value Assumptions, Expected Common Stock Price Volatility	33.47%	28.77%	24.09%	28.53%	25.88%	25.76%
Equity Award, Fair Value Assumptions, Remaining Expected Life	6 years	7 years	8 years	9 years	10 years	10 years
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 206,194,334	$ 189,149,749	$ 68,634,027	$ 2,612,098	$ 46,095,595
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,872)	(50,826)	(40,185)	(29,877)	(25,486)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,214,040	63,963,650	33,939,433	24,384,912	88,199,019
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,157,206	140,746,282	60,604,871	8,917,510	22,942,541
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,601,673	6,863,985	(2,453,960)	(6,080,841)	7,706,801
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,766,288	7,126,657	4,583,868	3,420,395	4,892,720
PEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,500,000)	(29,500,000)	(28,000,000)	(28,000,000)	(25,000,000)
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(52,620,000)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,329,867	56,507,754	19,565,511	(2,023,015)	12,213,421
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,135)	(8,723)	(11,360)	0	(206)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,164,994	29,745,988	16,257,725	10,868,710	17,813,787
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,468,792	38,405,558	15,976,583	(1,458,095)	7,748,310
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,622	1,579,866	(222,653)	(503,796)	1,451,083
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,391,594	2,072,565	977,716	652,116	904,889
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,299,000)	(15,287,500)	(13,412,500)	(11,581,951)	(10,131,942)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (5,572,500)